Note 1 - Segment Information - Geographical Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Statement Line Items [Line Items]
Net sales	$ 7,658,588,000	$ 5,288,504,000	$ 4,293,592,000
Total assets	14,251,299,000	14,398,218,000
Trade receivables	1,737,366,000	1,214,060,000		$ 1,214,060,000
Property, plant and equipment, net	6,063,908,000	6,229,143,000
Capital expenditures	349,473,000	558,236,000	786,873,000
Continuing operations [member]
Statement Line Items [Line Items]
Net sales	7,658,588,000	5,288,504,000	4,293,592,000
Total assets	14,251,299,000	14,398,218,000	13,851,858,000
Trade receivables	1,737,366,000	1,214,060,000	954,685,000
Property, plant and equipment, net	6,063,908,000	6,229,143,000	6,001,939,000
Capital expenditures	349,473,000	558,091,000	784,962,000
Depreciation and amortization	664,357,000	608,640,000	657,109,000
Discontinued operations [member]
Statement Line Items [Line Items]
Net sales		11,899,000	234,911,000
Total assets			151,417,000
Trade receivables			33,620,000
Property, plant and equipment, net			41,470,000
Capital expenditures		145,000	1,911,000
Depreciation and amortization			5,303,000
North America [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	3,611,509,000	2,451,357,000	1,320,297,000
Total assets	7,971,311,000	7,925,520,000	7,467,842,000
Trade receivables	791,190,000	582,204,000	229,390,000
Property, plant and equipment, net	3,859,060,000	3,914,229,000	3,652,032,000
Capital expenditures	196,220,000	430,142,000	646,545,000
Depreciation and amortization	441,705,000	354,091,000	381,811,000
South America [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	1,462,044,000	1,142,142,000	1,210,527,000
Total assets	2,489,522,000	2,975,599,000	2,803,848,000
Trade receivables	280,801,000	234,877,000	204,746,000
Property, plant and equipment, net	1,133,113,000	1,190,145,000	1,237,391,000
Capital expenditures	68,603,000	58,949,000	59,780,000
Depreciation and amortization	108,558,000	126,273,000	128,458,000
Europe [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	724,733,000	545,777,000	565,173,000
Total assets	1,913,589,000	2,002,658,000	1,925,784,000
Trade receivables	215,202,000	214,944,000	161,291,000
Property, plant and equipment, net	848,178,000	878,788,000	847,318,000
Capital expenditures	77,467,000	57,285,000	35,270,000
Depreciation and amortization	82,769,000	93,900,000	113,875,000
Middle East and Africa [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	1,559,988,000	937,439,000	1,055,994,000
Total assets	588,746,000	391,029,000	593,649,000
Trade receivables	383,358,000	135,524,000	308,919,000
Property, plant and equipment, net	94,040,000	102,481,000	106,941,000
Capital expenditures	2,047,000	7,562,000	24,166,000
Depreciation and amortization	10,389,000	12,094,000	11,053,000
Asia Pacific [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales	300,314,000	211,789,000	141,601,000
Total assets	482,563,000	441,546,000	482,132,000
Trade receivables	66,815,000	46,511,000	50,339,000
Property, plant and equipment, net	129,517,000	143,500,000	158,257,000
Capital expenditures	5,136,000	4,153,000	19,201,000
Depreciation and amortization	20,936,000	22,282,000	21,912,000
Unallocated region [member] | Continuing operations [member]
Statement Line Items [Line Items]
Net sales
Total assets	805,568,000	661,866,000	578,603,000
Trade receivables
Property, plant and equipment, net
Capital expenditures
Depreciation and amortization